Balance Sheet Components (Details) - USD ($) shares in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components (Details) [Line Items]
Depreciation expense		$ 35,697	$ 54,851	$ 212,000	$ 226,000
iFREE Group Holdings Limited [Member]
Balance Sheet Components (Details) [Line Items]
Shares purchase (in Shares)	5.0